Risk management (Tables)	12 Months Ended
Dec. 31, 2020
Balance of financial assets and liabilities denominated in foreign currency
Schedule of The Carrying Values For Financial Assets And Liabilities Denominated In Foreign Currencies

The balance of financial assets and liabilities denominated in foreign currency for the years ended December 31, is presented in the following table:

(in USD$Million)	2020	2019
Cash and cash equivalents	197	114
Other financial assets	1,164	1,468
Trade receivables and payables, net	203	81
Loans and borrowings	(11,814)	(9,429)
Other assets and liabilities, net	277	64
Net liability position	(9,973)	(7,702)

Schedule of Sensitivity analysis for types of market risk

The following is the effect of a change of 1% and 5% in the exchange rate of the Colombian peso as compared with the U.S. dollar, on the balance of financial assets and liabilities denominated in foreign currency as of December 31, 2020:

Scenario / Variation in	Effect on income	Effect on other
the exchange rate	before taxes (+/–)	comprehensive income (+/–)
1%	(48,866)	(293,457)
5%	(244,330)	(1,467,286)

Schedule of hedging instruments

The following is the movement of foreign currency debt designated as a non–derivative hedging instrument for the years ended December 31, 2020 and 2019:

(USD$Million)	2020	2019
Hedging instrument at the beginning of the period	1,300	1,300
Reassignment of hedging instruments	1,230	5,551
Realization of exports	(1,230)	(5,551)
Hedging instrument at the end of the period	1,300	1,300

Schedule of movement of other comprehensive income by item explanatory

The following is the movement in other comprehensive income for the years ended December 31, 2020, 2019 and 2018:

	2020	2019	2018
Opening balance	(135,748)	(374,079)	159,295
Exchange difference	(201,967)	(35,607)	(704,871)
Reclassification to profit or loss	193,374	386,773	(128,404)
Ineffectiveness	9,779	5,173	35,617
Deferred income tax	(1,908)	(118,008)	264,284
Closing balance	(136,470)	(135,748)	(374,079)

Schedule of expected reclassification of exchange differences accumulated in other comprehensive income to profit or loss

The expected reclassification of the cumulative exchange difference from other comprehensive income to the profit or loss is as follows:

	Before
Year	taxes	Taxes	After taxes
2021	(71,358)	21,408	(49,950)
2022	(71,358)	21,408	(49,950)
2023	(52,245)	15,675	(36,570)
	(194,961)	58,491	(136,470)

Schedule of Analysis of age of financial assets that are past due but not impaired

An aging analysis of the accounts receivable portfolio in arrears, but not impaired, as of December 31, 2020 and 2019 is as follows:

	2020	2019
Less than 3 months overdue	56,144	243,893
Between 3 and 6 months overdue	1,270	136,700
More than 6 months overdue	301,858	267,525
	359,272	648,118

Schedule of financial instruments by type of interest rate

The following table provides information about the sensitivity of the Ecopetrol Business Group’s results and other comprehensive income for the next 12 months to variations in interest rate of 100 basis points:

			Effect on Other
	Effect on profit or loss (+/–)		Comprehensive Income (+/–)
	Financial	Financial
	Assets	Liabilities	Plan Assets
+100 basis points	(25,878)	60,577	(557,002)
–100 basis points	25,878	(59,459)	557,901

Schedule of how entity manages liquidity risk

The following is a summary of the maturity of financial liabilities as of December 31, 2020. The amounts disclosed in the table are the contractual undiscounted cash flows. The payments in foreign currency were restated taking a constant exchange rate of COP$3,432.50 per U.S. dollar:

	Up to 1 year	1–5 years	5–10 years	> 10 years	Total
Loans (payment of principal and interest)	3,585,623	33,051,812	17,701,887	13,750,003	68,089,325
Trade and other payables	8,449,041	21,064	—	—	8,470,105
Total	12,034,664	33,072,876	17,701,887	13,750,003	76,559,430

Schedule of leverage ratio

The following is the leverage ratio as of December 31, 2020 and 2019:

	2020	2019
Loans and borrowings (Note 20)	46,731,754	38,239,139
Cash and cash equivalents (Note 6)	(5,082,308)	(7,075,758)
Other financial assets (Note 9)	(3,071,659)	(4,979,292)
Net financial debt	38,577,787	26,184,089
Equity (Note 24)	53,499,363	58,231,628
Leverage (1)	41.90%	31.02%
(1)	Leverage = Net financial debt / (Net financial debt + Equity)

The movement of the net financial debt is detailed in Note 20.7.

Hedge of a net investment in a foreign operation
Balance of financial assets and liabilities denominated in foreign currency
Schedule of hedging instruments

The following is the movement in other comprehensive income for the years ended December 31:

	2020	2019	2018
Opening balance	1,130,583	1,069,316	97,362
Exchange difference	520,490	87,524	1,381,900
Ineffectiveness	—	—	378
Deferred income tax	(156,147)	(26,257)	(410,324)
Closing balance	1,494,926	1,130,583	1,069,316